UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Quarter ended: September 30, 2009
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.):	[]is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: 028-13465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,			        and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		 November 13, 2009
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	6,704,611.81

List of other included Managers:	N/A
No. 13F File Number		028-13465

FORM 13F INFORMATION TABLE
As of 09/30/2009

ISSR	   CLAS  CSIP       VAL    SH     SH  PUT INVT    OTHR    VOTING AUTH
	     		    (000S) AMOUNT PRN CAL DSCRETN MGRS SOLE  SHARED NONE
SPDR TR    UNIT  78462F103  5338   50554  S	  SLE      0   50554
RUS1000    EQ    464287648  7287  131314  S	  SLE      0  131314
EEM        EQ    464287234  5818  149530  S       SLE      0  149530
JNK        EQ    78464A417  3834   99620  S       SLE      0   99620
QQQ        EQ    73935A104  7584  179492  S       SLE      0  179492
IYR        EQ    464287739  6324  148200  S       SLE      0  148200